Share-based awards (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2024:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2023	902,806	$142.96	4.42
Granted	68,380	$325.51
Exercised	(275,805)	$117.37
Forfeited	(17,341)	$239.54
Outstanding at September 30, 2024	678,040	$169.30	4.29
Exercisable at September 30, 2024	461,732	$133.30	3.48

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2024	September 30, 2023
Weighted average grant date fair value	$115.76	$85.12
Assumptions:
Expected volatility	36%	33%
Dividend yield	—%	—%
Risk-free interest rate	4.20%	4.18%
Expected life	4.3 years	5 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the nine months ended September 30, 2024:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	105,256	$226.29	621,011	$218.27
Granted	48,626	$325.51	245,750	$318.49
Shares vested	(9,975)	$177.38	(115,570)	$221.85
Forfeited	(94,178)	$262.66	(62,360)	$233.79
Outstanding at September 30, 2024	49,729	$264.25	688,831	$251.87

Schedule of Non-Cash Stock Compensation Expense
Stock compensation expense for the three and nine months ended September 30, 2024 and September 30, 2023 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Direct costs	$7,745	$6,637	$21,765	$18,725
Selling, general and administrative	5,293	9,828	19,418	29,097
Total	$13,038	$16,465	$41,183	$47,822